Accrued liabilities and other current liabilities (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Accrued liabilities and other current liabilities [Abstract]
Accrued salaries and welfare		168,300	113,302
Accrued revenue sharing fees		160,248	66,512
Accrued bandwidth costs		53,399	21,869
Business and other taxes payable		15,220	14,248
Interests payable		13,944
Accrued technology service fee		10,328	5,040
Deposits from advertising customers		7,826
Value added taxes payable		2,734	5,291
Others		46,704	24,498
Total	$ 77,153	478,703	250,760